Income Taxes - Difference From Provision (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Statutory U.S. federal income taxes				$ 2,042	$ 2,115	$ (2,021)
State income taxes, net of federal taxes				482	405	(166)
Foreign taxes rate differential				49	18	257
Rate changes - tax reform						17,040
Rate changes - other				2,726	(4,210)	(1,901)
Income tax credits				1,036	536	1,358
Change in valuation allowance						(533)
Deemed repatriation of untaxed foreign earnings						(1,158)
Contingent deal consideration				(610)	(985)
Meals and entertainment				(826)	(706)	(519)
GILTI inclusion				(820)	(338)
Acquisition costs					(134)
Transaction Cost				116
Stock-based compensation				293
Transportation costs				(120)
State net operating loss adjustment						746
Return to provision				178	36	131
Other permanent items				(95)	(159)	(45)
R&D credits				4,642
Uncertain tax positions				(920)
Other				49	47	(4)
Benefit (provision) for income taxes		$ 1,944	$ 1,063	$ 8,222	$ (3,375)	$ 13,185
Percent
Statutory U.S. federal income taxes	(21.00%)			(21.00%)	(21.00%)	(35.00%)
State income taxes, net of federal taxes				(5.00%)	(4.00%)	(2.90%)
Foreign taxes rate differential				(0.50%)	(0.20%)	4.40%
Rate changes - tax reform						2.950
Rate changes - other				(28.00%)	41.80%	(32.90%)
Income tax credits				10.70%	5.30%	(23.50%)
Change in valuation allowance						(9.20%)
Deemed repatriation of untaxed foreign earnings						(20.00%)
Contingent deal consideration				6.30%	9.80%
Meals and entertainment				8.50%	7.00%	(9.00%)
GILTI inclusion				8.40%	3.40%
Acquisition costs					1.30%
Transaction cost				(1.20%)
Stock-based compensation				(3.00%)
Transportation costs				1.20%
State net operating loss adjustment						12.90%
Return to provision				(1.80%)	(0.40%)	2.30%
Other permanent items				1.00%	1.60%	(0.80%)
R&D credits				(47.70%)
Uncertain tax positions				(9.50%)
Other				(0.50%)	(0.50%)	(0.10%)
Benefit (provision) for income taxes				(84.50%)	33.50%	228.20%